Commitments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Commitments [Line Items]
Principal Paid On Lease	$ (4,222)	$ (3,229)	$ (2,156)
Interest expense on lease liabilities	$ (1,763)	$ (1,382)	$ (1,243)